Share-Based Payment and Related Stock Option Plan - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 3,933	$ 315	$ 4,564	$ 846	$ 1,161	$ 1,682
Share-based payment arrangement, non vested award, cost not yet recognized, amount	$ 0		0		3,416	3,793
Fair value of options vested					2,500	1,300
aggregate intrinsic value of options outstanding					8,900
intrinsic value of options exercisable					2,600
total intrinsic value of options exercised					0	$ 0
Cancellation Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment of Option Cash Consideration			$ 4,075,000		$ 4,075,000
Cancellation Agreements [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			432,500		432,500
Stock issued during the period value new issues			$ 3,377,825		$ 4,325,000